RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Revenues	$ 0.4	$ 0.4	$ 0.4
Purchase of goods and services	2.6	10.2	10.2
Operating expenses recovered	(1.8)	(2.0)	(2.3)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	4.1	4.7	5.3
Purchase of goods and services	147.5	112.3	109.7
Operating expenses recovered	0.2	(0.7)	0.4
Other affiliated corporations
RELATED PARTY TRANSACTIONS
Purchase of goods and services	30.5	21.9	10.6
Acquisition of property, plant and equipment and intangible assets	$ 11.0	$ 8.6	$ 4.6